Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.6%
International Alternative Fund - 7.5%
Transamerica Unconstrained Bond (A)	3,431,454	$ 29,270,299

International Equity Funds - 56.1%
Transamerica BlackRock Real Estate Securities VP (A)	474,259	3,979,029
Transamerica Emerging Markets Opportunities (A)	5,497	39,966
Transamerica International Equity (A)	3,333,976	63,178,849
Transamerica International Focus (A)	13,535,279	107,605,469
Transamerica International Small Cap Value (A)	3,299,689	43,621,895

		218,425,208

International Mixed Allocation Fund - 16.0%
Transamerica Aegon Bond VP (A)	6,879,921	62,332,084

U.S. Equity Funds - 6.4%
Transamerica Large Cap Value (A)	2,905	36,198
Transamerica WMC US Growth VP (A)	789,486	24,718,812

		24,755,010

U.S. Fixed Income Funds - 11.6%
Transamerica Core Bond (A)	1,445,959	11,943,618
Transamerica Floating Rate (A)	259,540	2,346,237
Transamerica High Yield Bond (A)	3,982,217	30,862,183

		45,152,038

Total Investment Companies (Cost $382,900,674)		379,934,639

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 1.8%
U.S. Treasury - 1.8%
U.S. Treasury Notes 0.88%, 01/31/2024 (B)	$ 7,234,000	7,126,338

Total U.S. Government Obligation (Cost $7,139,702)		7,126,338

REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 2.50% (C), dated 09/29/2023, to be repurchased at $2,730,201 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.88%, due 09/30/2026, and with a value of $2,784,294.	2,729,632	2,729,632

Total Repurchase Agreement (Cost $2,729,632)		2,729,632

Total Investments (Cost $392,770,008)		389,790,609
Net Other Assets (Liabilities) - (0.1)%		(234,926)

Net Assets - 100.0%		$ 389,555,683

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Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	472	12/19/2023	$51,903,538	$51,005,500	$—	$(898,038)
CAD Currency	384	12/19/2023	28,359,812	28,352,640	—	(7,172)
JPY Currency	164	12/18/2023	14,129,843	13,893,875	—	(235,968)
S&P/TSX 60 Index	157	12/14/2023	28,067,968	27,193,683	—	(874,285)
TOPIX Index	136	12/07/2023	21,434,770	21,145,343	—	(289,427)

Total					$—	$(2,304,890)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(155)	12/15/2023	$(14,512,450)	$(13,939,150)	$573,300	$—
MSCI EAFE Index	(43)	12/15/2023	(4,436,176)	(4,389,225)	46,951	—
S&P 500® E-Mini Index	(78)	12/15/2023	(17,480,961)	(16,869,450)	611,511	—
U.S. Treasury Ultra Bonds	(23)	12/19/2023	(2,895,794)	(2,729,813)	165,981	—

Total					$1,397,743	$—

Total Futures Contracts					$1,397,743	$(2,304,890)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$379,934,639	$—	$—	$379,934,639
U.S. Government Obligation	—	7,126,338	—	7,126,338
Repurchase Agreement	—	2,729,632	—	2,729,632

Total Investments	$379,934,639	$9,855,970	$—	$389,790,609

Other Financial Instruments
Futures Contracts (E)	$1,397,743	$—	—	$1,397,743

Total Other Financial Instruments	$1,397,743	$—	$—	$1,397,743

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(2,304,890)	$—	$—	$(2,304,890)

Total Other Financial Instruments	$(2,304,890)	—	$—	$(2,304,890)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of funds within Transamerica Funds and/or affiliated investment in the Initial Class shares of funds within Transamerica Series Trust. The Portfolio’s transactions and earnings from these underlying funds are as follows:

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Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2023	Shares as of September 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$2,736,155	$62,250,104	$—	$—	$(2,654,175)	$62,332,084	6,879,921	$599,739	$—
Transamerica BlackRock Real Estate Securities VP	9,269,949	251,021	(5,361,626)	(2,033,595)	1,853,280	3,979,029	474,259	251,021	—
Transamerica Core Bond	12,038,156	369,263	—	—	(463,801)	11,943,618	1,445,959	369,263	—
Transamerica Emerging Markets Opportunities	14,197,459	—	(14,287,178)	(4,064,191)	4,193,876	39,966	5,497	—	—
Transamerica Floating Rate	2,176,309	140,058	—	—	29,870	2,346,237	259,540	140,058	—
Transamerica High Yield Bond	13,871,553	17,194,088	—	—	(203,458)	30,862,183	3,982,217	779,503	—
Transamerica International Equity	79,707,826	—	(21,658,262)	2,804,878	2,324,407	63,178,849	3,333,976	—	—
Transamerica International Focus	124,960,428	—	(23,688,949)	2,053,704	4,280,286	107,605,469	13,535,279	—	—
Transamerica International Small Cap Value	53,574,255	—	(14,006,033)	1,241,207	2,812,466	43,621,895	3,299,689	—	—
Transamerica Large Cap Value	19,998,131	1,791,526	(22,028,640)	1,511,296	(1,236,115)	36,198	2,905	65,327	—
Transamerica Unconstrained Bond	28,423,263	16,653,188	(15,008,155)	(1,718,202)	920,205	29,270,299	3,431,454	1,285,388	—
Transamerica WMC US Growth VP	17,217,140	8,657,954	(4,405,446)	(1,360,721)	4,609,885	24,718,812	789,486	9,907	697,679

Total	$378,170,624	$107,307,202	$(120,444,289)	$(1,565,624)	$16,466,726	$379,934,639	37,440,182	$3,500,206	$697,679

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $7,126,338.
(C)	Rate disclosed reflects the yield at September 30, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan International Moderate Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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